CONVERTIBLE NOTES (Tables)	6 Months Ended
Feb. 28, 2018
Debt Disclosure [Abstract]
Schedule of convertible notes payable outstanding
	February 28,	August 31,
	2018	2017
Convertible Notes - originated in September 2017	$1,660,000	$-
Convertible Notes - originated in October 2017	730,125	-
Convertible Notes - originated in November 2017	200,000	-
Convertible Notes - originated in December 2017	1,300,975	-
Convertible Notes - originated in January 2018	408,333	-
Convertible Notes - originated in February 2018	222,000	-
Less debt discount and debt issuance cost	(2,145,562)	-
	2,375,871	-
Less current portion of convertible notes payable	(2,375,871)	-
Long-term convertible notes payable	$-	$-